Cash and cash equivalents and restricted cash - Reconciliation (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents and restricted cash
Cash and cash equivalents	$ 31,975	$ 49,125		$ 6,392
Restricted cash	305	667		169
Total cash and cash equivalents, and restricted cash shown on the statements of cash flows	$ 32,280	$ 49,792	$ 4,754	$ 6,561	$ 19,757